Summary of Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2019
Summary of Selected Quarterly Financial Data (Unaudited) [Abstract]
Summary of Selected Quarterly Financial Data (Unaudited)
Note 12. Summary of Selected Quarterly Financial Data (Unaudited)

The following is a summary of selected quarterly financial data for the previous two fiscal years (in thousands):

	Quarters Ended
	March 31	June 30	Sept. 30	Dec. 31
2019
Revenue	$31,166	$36,048	$45,531	$46,473
Gross profit	8,976	10,015	16,313	17,040
(Loss) income before income taxes and non-controlling interest	(3,137)	(1,974)	3,708	(838)
Net income (loss) attributable to Telos Corporation (1)(2)	(3,413)	(1,741)	2,233	(3,480)
Weighted Average Common Shares Outstanding, Class A, Basic	33,912	34,438	34,869	34,869
Weighted Average Common Shares Outstanding, Class B, Basic	3,204	3,204	3,204	3,204
Weighted Average Common Shares Outstanding, Class A, Diluted	33,912	34,438	36,727	34,869
Weighted Average Common Shares Outstanding, Class B, Diluted	3,204	3,204	3,204	3,204
Earnings per Share, Class A - Basic	(0.09)	(0.05)	0.06	(0.09)
Earnings per Share, Class B - Basic	(0.09)	(0.05)	0.06	(0.09)
Earnings per Share, Class A - Diluted	(0.09)	(0.05)	0.06	(0.09)
Earnings per Share, Class B - Diluted	(0.09)	(0.05)	0.06	(0.09)

2018
Revenue	$32,401	$34,943	$34,695	$35,977
Gross profit	10,232	12,078	16,287	14,465
(Loss) income before income taxes and non-controlling interest	(1,693)	450	4,722	(1,711)
Net (loss) income attributable to Telos Corporation (1)(3)	(1,986)	(87)	4,113	(3,680)
Weighted Average Common Shares Outstanding, Class A, Basic	32,927	33,468	33,912	33,912
Weighted Average Common Shares Outstanding, Class B, Basic	3,204	3,204	3,204	3,204
Weighted Average Common Shares Outstanding, Class A, Diluted	32,927	33,468	36,752	33,912
Weighted Average Common Shares Outstanding, Class B, Diluted	3,204	3,204	3,204	3,204
Earnings per Share, Class A - Basic	(0.05)	0.00	0.11	(0.10)
Earnings per Share, Class B - Basic	(0.05)	0.00	0.11	(0.10)
Earnings per Share, Class A - Diluted	(0.05)	0.00	0.10	(0.10)
Earnings per Share, Class B - Diluted	(0.05)	0.00	0.10	(0.10)

(1)	Changes in net income are the result of several factors, including seasonality of the government year-end buying season, as well as the nature and timing of other deliverables.
(2)	Net income for the third quarter of 2019 is attributable to $2.6 million in proprietary software sales which carry lower cost of sales.
(3)
Net income for the third quarter of 2018 included $5.6 million of revenue accruals for multiple contracts as a result of several years of cumulative indirect rate adjustments which did not include direct costs in Secure Mobility and Network Management/Defense Enterprise solutions deliverables.